Consolidated Statements of Changes in Stockholders' Equity / (Deficit) (Unaudited) - USD ($)	Preferred Series C	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2017	$ 1	$ 15	$ 29,328,064	$ (30,251,465)	$ (923,385)
Balance, shares at Dec. 31, 2017	7,000	151,277
Forgiveness of accrued salary related party			239,000		239,000
Forgiveness of accrued interest related party			19,999		19,999
Extinguishment of derivative liability			25,494		25,494
Conversion of notes payable to common stock		$ 1,795	482,855		484,650
Conversion of notes payable to common stock, shares		17,950,000
Common stock issued for services		$ 50	1,249,950		1,250,000
Common stock issued for services, shares		500,000
Beneficial conversion feature on debt			586,921		586,921
Conversion of notes payable and preferred stock to common stock	$ (1)	$ 35	(34)
Conversion of notes payable and preferred stock to common stock, shares	(7,000)	350,000
Sale of common stock		$ 390	1,866,277		1,866,667
Sale of common stock, shares		3,896,969
Net loss				(4,023,967)	(4,023,967)
Balance at Dec. 31, 2018		$ 2,285	33,798,526	(34,275,432)	(474,621)
Balance, shares at Dec. 31, 2018		22,848,246
Common stock issued for services		$ 2	99,998		100,000
Common stock issued for services, shares		20,000
Common stock issued for the conversion of deferred compensation		$ 75	2,162,408		2,162,408
Common stock issued for the conversion of deferred compensation, shares		750,000
Amortization of stock compensation			391,552		391,552
Common stock issued for the conversion of note payable		$ 1	49,999		50,000
Common stock issued for the conversion of note payable, shares		10,000
Sale of common stock		$ 32	1,599,968		1,600,000
Sale of common stock, shares		320,000
Net loss				(4,067,097)	(4,067,097)
Balance at Sep. 30, 2019		$ 2,395	38,102,451	(38,342,529)	(237,758)
Balance, shares at Sep. 30, 2019		23,948,246
Balance at Dec. 31, 2018		$ 2,285	33,798,526	(34,275,432)	(474,621)
Balance, shares at Dec. 31, 2018		22,848,246
Common stock issued for services		$ 3	168,872		168,875
Common stock issued for services, shares		32,500
Common stock issued for the conversion of deferred compensation		$ 75	2,162,333		2,162,408
Common stock issued for the conversion of deferred compensation, shares		750,000
Amortization of stock compensation			687,003		687,003
Common stock issued for the conversion of note payable		$ 1	49,999		50,000
Common stock issued for the conversion of note payable, shares		10,000
Sale of common stock		$ 48	2,409,952		2,410,000
Sale of common stock, shares		482,000
Net loss				(4,850,379)	(4,850,379)
Balance at Dec. 31, 2019		$ 2,412	39,276,685	(39,125,811)	153,286
Balance, shares at Dec. 31, 2019		24,122,746
Balance at Jun. 30, 2019		$ 2,390	37,557,004	(37,527,118)	32,201
Balance, shares at Jun. 30, 2019		23,898,246
Amortization of stock compensation			295,452		295,452
Sale of common stock		$ 5	249,995		250,000
Sale of common stock, shares		50,000
Net loss				(815,411)	(815,411)
Balance at Sep. 30, 2019		$ 2,395	38,102,451	(38,342,529)	(237,758)
Balance, shares at Sep. 30, 2019		23,948,246
Balance at Dec. 31, 2019		$ 2,412	39,276,685	(39,125,811)	153,286
Balance, shares at Dec. 31, 2019		24,122,746
Common stock issued for services		$ 10	492,115		492,125
Common stock issued for services, shares		100,000
Sale of common stock		$ 72	$ 3,584,928		$ 3,585,000
Sale of common stock, shares		717,000
Stock based compensation			622,107		622,107
Stock based compensation, shares
Warrants issued for services			$ 399,200		$ 399,200
Exercise of warrants		$ 8	792		800
Exercise of warrants, shares		80,000
Common stock issued for note extension		$ 3	164,997		165,000
Common stock issued for note extension, shares		33,000
Net loss				(4,128,438)	(4,128,438)
Balance at Sep. 30, 2020		$ 2,505	44,540,746	(43,254,249)	1,289,080
Balance, shares at Sep. 30, 2020		25,052,746
Balance at Jun. 30, 2020		$ 2,474	42,883,756	(41,843,172)	1,043,033
Balance, shares at Jun. 30, 2020		247,412,456
Common stock issued for services		$ 3	149,623		149,626
Common stock issued for services, shares		31,500
Sale of common stock		$ 280,000	$ 1,400,272		$ 1,400,300
Sale of common stock, shares		28
Stock based compensation			107,198		107,198
Warrants issued for services
Exercise of warrants
Exercise of warrants, shares
Common stock issued for note extension
Common stock issued for note extension, shares
Net loss				(1,411,077)	(1,411,077)
Balance at Sep. 30, 2020		$ 2,505	$ 44,540,746	$ (43,254,249)	$ 1,289,080
Balance, shares at Sep. 30, 2020		25,052,746